SEI INVESTMENTS


                         Semi-Annual Report as of September 30, 2001 (Unaudited)

                                                                 SEI Index Funds

                                                                   S&P 500 Index

                                                                      Bond Index

TABLE OF CONTENTS

-------------------------------------------------------------

Statements of Net Assets                                   1
-------------------------------------------------------------
Statements of Operations                                  13
-------------------------------------------------------------
Statements of Changes in Net Assets                       14
-------------------------------------------------------------
Financial Highlights                                      15
-------------------------------------------------------------
Notes to Financial Statements                             16
-------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

S&P 500 Index Fund

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 97.3%
AEROSPACE & DEFENSE -- 1.2%
   Boeing                            198,899       $   6,663
   General Dynamics                   45,804           4,045
   Goodrich                           23,391             456
   Lockheed Martin                    99,089           4,335
   Northrop Grumman                   19,589           1,978
   Raytheon                           81,060           2,817
   Rockwell Collins                   41,655             592
   United Technologies               107,310           4,990
                                                   ---------
                                                      25,876
                                                   ---------
AIR TRANSPORTATION -- 0.6%
   AMR*                               35,106             672
   Delta Air Lines                    28,306             746
   FedEx*                             70,003           2,572
   Honeywell International           184,549           4,872
   Southwest Airlines                173,696           2,578
   Textron                            32,156           1,081
   US Airways Group                   15,277              71
                                                   ---------
                                                      12,592
                                                   ---------
APPAREL/TEXTILES -- 0.1%
   Cintas                             38,465           1,550
   Liz Claiborne                      11,814             445
   VF                                 25,501             747
                                                   ---------
                                                       2,742
                                                   ---------
AUTOMOTIVE -- 0.9%
   Cooper Tire & Rubber               16,454             234
   Dana                               33,738             526
   Delphi Automotive Systems         127,667           1,500
   Ford Motor                        417,204           7,238
   General Motors                    125,097           5,367
   Genuine Parts                      39,221           1,250
   Goodyear Tire & Rubber             36,239             668
   ITT Industries                     20,062             899
   Navistar International*            13,417             379
   Paccar                             17,622             865
   Rockwell International             41,655             611
   TRW                                28,639             854
   Visteon                            30,051             383
                                                   ---------
                                                      20,774
                                                   ---------
BANKS -- 7.1%
   Amsouth Bancorporation             84,472           1,526
   Bank of America                   365,428          21,341
   Bank of New York                  167,721           5,870
   Bank One                          265,677           8,361
   BB&T                               99,880           3,641
   Charter One Financial              49,446           1,395


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Comerica                           40,773       $   2,259
   Fifth Third Bancorp               131,274           8,071
   FleetBoston Financial             246,977           9,076
   Golden West Financial              36,188           2,103
   Huntington Bancshares              57,277             991
   JP Morgan Chase                   452,706          15,460
   Keycorp                            96,775           2,336
   Mellon Financial                  108,865           3,520
   National City                     136,988           4,103
   Northern Trust                     50,718           2,662
   PNC Financial Services Group       65,889           3,772
   Regions Financial                  51,893           1,498
   SouthTrust                         77,515           1,974
   State Street                       74,366           3,384
   SunTrust Banks                     66,610           4,436
   Synovus Financial                  66,134           1,825
   Union Planters                     31,283           1,342
   US Bancorp                        434,492           9,637
   Wachovia                          319,586           9,907
   Washington Mutual                 200,181           7,703
   Wells Fargo                       391,260          17,392
   Zions Bancorporation               21,009           1,127
                                                   ---------
                                                     156,712
                                                   ---------
BEAUTY PRODUCTS -- 2.1%
   Alberto-Culver, Cl B               12,699             494
   Avon Products                      54,100           2,502
   Colgate-Palmolive                 127,859           7,448
   Gillette                          240,451           7,165
   International Flavors &
    Fragrances                        21,802             604
   Kimberly-Clark                    121,299           7,520
   Procter & Gamble                  295,282          21,494
                                                   ---------
                                                      47,227
                                                   ---------
BROADCASTING, NEWSPAPERS & ADVERTISING-- 0.8%
   Clear Channel Communications*     134,015           5,327
   Comcast, Cl A*                    215,476           7,729
   Interpublic Group                  85,581           1,746
   Omnicom Group                      42,238           2,741
   Univision Communications, Cl A*    47,470           1,090
                                                   ---------
                                                      18,633
                                                   ---------
BUILDING & CONSTRUCTION -- 0.2%
   Centex                             13,471             454
   Fluor                              18,143             698
   KB Home                             9,984             284
   Masco                             104,824           2,143
   McDermott International*           13,740             113
   Pulte                              13,409             411
   Vulcan Materials                   23,262           1,005
                                                   ---------
                                                       5,108
                                                   ---------



--------------------------------------------------------------------------------
SEI Index Funds / Semi-Annual Report / September 30, 2001                      1

STATEMENT OF NET ASSETS (Unaudited)

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
CHEMICALS -- 1.1%
   Air Products & Chemicals           51,993       $   2,006
   Ashland                            15,809             609
   Dow Chemical                      204,667           6,705
   Eastman Chemical                   17,501             635
   Ecolab                             29,192           1,061
   EI du Pont de Nemours             237,775           8,921
   Engelhard                          29,788             688
   Great Lakes Chemical               11,384             252
   Hercules*                          24,689             204
   PPG Industries                     38,361           1,755
   Rohm & Haas                        50,264           1,647
   Sigma-Aldrich                      17,215             778
                                                   ---------
                                                      25,261
                                                   ---------
COMMUNICATIONS EQUIPMENT -- 0.4%
   Motorola                          500,753           7,812
                                                   ---------
COMPUTERS & SERVICES -- 4.8%
   Apple Computer*                    79,570           1,234
   Autodesk                           12,334             395
   Cisco Systems*                  1,668,739          20,325
   Compaq Computer                   385,109           3,200
   Computer Sciences*                 38,389           1,273
   Dell Computer*                    592,856          10,986
   Electronic Data Systems           106,696           6,144
   EMC-Mass*                         503,227           5,913
   Gateway*                           73,683             402
   Hewlett-Packard                   443,016           7,133
   International Business Machines   396,192          36,568
   Lexmark International*             29,189           1,305
   NCR*                               22,012             653
   Network Appliance*                 74,279             505
   Palm*                             129,312             189
   Sapient*                           27,945             108
   Seagate Technology, Escrow
     Shares (A)                       53,300              --
   Sun Microsystems*                 742,334           6,139
   Symbol Technologies                51,709             542
   TMP Worldwide*                     24,233             688
   Unisys*                            72,239             626
   Veritas Software*                  90,663           1,672
   Yahoo*                            129,219           1,138
                                                   ---------
                                                     107,138
                                                   ---------
CONTAINERS & PACKAGING -- 0.1%
   Ball                                6,408             384
   Bemis                              12,046             480
   Pactiv*                            36,385             527
   Sealed Air*                        19,326             705
                                                   ---------
                                                       2,096
                                                   ---------

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
DATA PROCESSING -- 0.6%
   Automatic Data Processing         142,374       $   6,697
   First Data*                        89,364           5,206
   Fiserv                             42,937           1,469
                                                   ---------
                                                      13,372
                                                   ---------
DIVERSIFIED MANUFACTURING -- 5.4%
   Cooper Industries                  21,435             889
   Crane                              13,703             301
   Danaher                            32,640           1,540
   General Electric                2,263,879          84,216
   Illinois Tool Works                69,521           3,762
   Minnesota Mining & Manufacturing   90,263           8,882
   National Service Industries         9,363             193
   Tyco International                441,563          20,091
                                                   ---------
                                                     119,874
                                                   ---------
DRUGS -- 9.9%
   Abbott Laboratories               353,224          18,315
   Allergan                           29,949           1,986
   American Home Products            299,699          17,457
   Bristol-Myers Squibb              443,160          24,622
   Cardinal Health                   101,683           7,519
   Eli Lilly                         256,260          20,680
   Forest Laboratories*               40,190           2,899
   Immunex*                          121,800           2,275
   King Pharmaceuticals*              52,137           2,187
   Medimmune*                         48,518           1,729
   Merck                             522,534          34,801
   Pfizer                          1,438,815          57,697
   Pharmacia                         296,649          12,032
   Schering-Plough                   333,599          12,377
   Watson Pharmaceutical*             24,128           1,320
                                                   ---------
                                                     217,896
                                                   ---------
ELECTRICAL SERVICES -- 2.8%
   AES*                              121,339           1,556
   Allegheny Energy                   28,290           1,038
   Ameren                             31,291           1,202
   American Electric Power            73,457           3,176
   Calpine*                           68,116           1,554
   Cinergy                            36,259           1,119
   CMS Energy                         30,050             601
   Consolidated Edison                48,312           1,967
   Constellation Energy Group         37,320             903
   Dominion Resources                 56,408           3,348
   DTE Energy                         37,552           1,617
   Duke Energy                       176,011           6,662
   Edison International*              74,294             978
   Emerson Electric                   97,726           4,599



--------------------------------------------------------------------------------
2                      SEI Index Funds / Semi-Annual Report / September 30, 2001

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Entergy                            50,342       $   1,790
   Exelon                             73,276           3,268
   FirstEnergy                        51,098           1,837
   FPL Group                          40,117           2,148
   GPU                                27,263           1,100
   Mirant*                            77,460           1,696
   Niagara Mohawk Holdings*           36,619             621
   NiSource                           47,111           1,098
   PG&E                               88,269           1,342
   Pinnacle West Capital              19,330             767
   Power-One*                         18,093             111
   PPL                                33,404           1,089
   Progress Energy                    49,462           2,126
   Public Service Enterprise Group    47,415           2,018
   Reliant Energy                     67,809           1,785
   Southern                          156,235           3,747
   TXU                                58,590           2,714
   XCEL Energy                        78,308           2,204
                                                   ---------
                                                      61,781
                                                   ---------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT -- 0.4%
   Adobe Systems                      54,537           1,308
   American Power Conversion*         44,498             520
   Eaton                              15,625             925
   Jabil Circuit*                     43,638             781
   Molex                              44,593           1,253
   Sanmina*                           72,883             990
   Solectron*                        148,928           1,735
   Tektronix*                         21,342             373
   Thomas & Betts                     13,143             230
                                                   ---------
                                                       8,115
                                                   ---------
ENTERTAINMENT -- 2.1%
   AOL Time Warner*                1,009,797          33,424
   Carnival                          133,394           2,937
   International Game Technology*     16,906             719
   Walt Disney                       476,283           8,869
                                                   ---------
                                                      45,949
                                                   ---------
ENVIRONMENTAL SERVICES -- 0.2%
   Allied Waste Industries*           44,976             573
   Waste Management                  142,708           3,816
                                                   ---------
                                                       4,389
                                                   ---------
FINANCIAL SERVICES -- 6.2%
   American Express                  301,617           8,765
   Bear Stearns                       23,920           1,196
   Capital One Financial              47,517           2,187
   Charles Schwab                    316,108           3,635
   Citigroup                       1,146,038          46,415
   Countrywide Credit Industries      26,794           1,177

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Equifax                            32,537       $     713
   Fannie Mae                        228,051          18,258
   Franklin Resources                 60,384           2,093
   Freddie Mac                       157,974          10,268
   Household International           105,793           5,965
   Lehman Brothers Holdings           56,150           3,192
   MBNA                              194,164           5,881
   Merrill Lynch                     191,435           7,772
   Moody's                            35,990           1,332
   Morgan Stanley Dean Witter        253,772          11,762
   Providian Financial                65,056           1,311
   Stilwell Financial                 50,033             976
   T. Rowe Price Group                27,945             819
   USA Education                      37,121           3,078
                                                   ---------
                                                     136,795
                                                   ---------
FOOD, BEVERAGE & TOBACCO -- 5.6%
   Adolph Coors, Cl B                  8,384             377
   Anheuser-Busch                    204,659           8,571
   Archer-Daniels-Midland            151,229           1,904
   Brown-Forman, Cl B                 15,557             983
   Campbell Soup                      93,107           2,607
   Coca-Cola                         566,914          26,560
   Coca-Cola Enterprises             101,563           1,558
   Conagra Foods                     122,469           2,749
   General Mills                      64,901           2,953
   Hershey Foods                      31,299           2,046
   HJ Heinz                           79,443           3,348
   Kellogg                            92,612           2,778
   Pepsi Bottling Group               32,834           1,513
   PepsiCo                           402,864          19,539
   Philip Morris                     501,320          24,209
   Ralston Purina Group               70,599           2,316
   Sara Lee                          179,381           3,821
   Supervalu                          30,401             615
   Sysco                             153,316           3,916
   Unilever, NY Shares               130,280           7,038
   UST                                37,165           1,234
   Wm. Wrigley Jr.                    51,491           2,641
                                                   ---------
                                                     123,276
                                                   ---------
FOOTWEAR -- 0.1%
   Nike, Cl B                         61,942           2,899
   Reebok International*              13,325             276
                                                   ---------
                                                       3,175
                                                   ---------
GAS/NATURAL GAS -- 1.0%
   Dynegy, Cl A                       74,267           2,573
   El Paso                           116,077           4,823
   Enron                             170,103           4,632
   KeySpan                            31,303           1,041



--------------------------------------------------------------------------------
SEI Index Funds / Semi-Annual Report / September 30, 2001                      3

STATEMENT OF NET ASSETS (Unaudited)

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Kinder Morgan                      26,325       $   1,296
   Nicor                              10,432             404
   Peoples Energy                      7,976             317
   Praxair                            36,525           1,534
   Sempra Energy                      47,019           1,164
   Williams                          117,152           3,198
                                                   ---------
                                                      20,982
                                                   ---------
HOTEL & MOTEL -- 0.2%
   Harrah's Entertainment*            26,883             726
   Hilton Hotels                      84,118             660
   Marriott International, Cl A       55,555           1,856
   Starwood Hotels & Resorts
     Worldwide                        45,287             996
                                                   ---------
                                                       4,238
                                                   ---------
HOUSEHOLD PRODUCTS -- 0.4%
   Black & Decker                     18,403             574
   Clorox                             53,891           1,994
   Fortune Brands                     34,861           1,168
   Leggett & Platt                    44,784             873
   Maytag                             17,344             427
   Newell Rubbermaid                  60,797           1,381
   Sherwin-Williams                   35,731             794
   Snap-On                            13,201             295
   Tupperware                         13,056             260
   Whirlpool                          15,121             837
                                                   ---------
                                                       8,603
                                                   ---------
INSURANCE -- 4.9%
   Aetna                              32,517             939
   Aflac                             119,876           3,237
   Allstate                          165,229           6,171
   AMBAC Financial Group              24,216           1,325
   American International Group      597,403          46,597
   AON                                59,714           2,508
   Chubb                              39,920           2,851
   Cigna                              34,133           2,831
   Cincinnati Financial               36,649           1,525
   Conseco                            77,045             559
   Hartford Financial Services Group  53,999           3,172
   Jefferson-Pilot                    34,734           1,545
   John Hancock Financial Services    70,159           2,803
   Lincoln National                   42,812           1,996
   Loews                              44,974           2,081
   Marsh & McLennan                   62,787           6,072
   MBIA                               33,931           1,697
   Metlife                           170,926           5,076
   MGIC Investment                    24,601           1,607
   Progressive                        16,944           2,269
   Safeco                             29,308             889

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   St. Paul                           48,857       $   2,014
   Torchmark                          28,682           1,119
   UnitedHealth Group                 72,329           4,810
   UnumProvident                      54,997           1,389
   XL Capital, Cl A                   28,630           2,262
                                                   ---------
                                                     109,344
                                                   ---------
LEISURE PRODUCTS -- 0.1%
   Brunswick                          19,931             329
   Hasbro                             39,296             550
   Mattel*                            98,160           1,537
                                                   ---------
                                                       2,416
                                                   ---------
MACHINERY & MANUFACTURING OPERATIONS-- 0.5%
   Caterpillar                        78,272           3,507
   Cummins Engine                      9,416             311
   Deere                              53,479           2,011
   Dover                              46,353           1,396
   FMC*                                6,848             335
   Ingersoll-Rand                     36,415           1,231
   Pall                               28,233             549
   Parker Hannifin                    26,879             922
   Stanley Works                      19,550             714
                                                   ---------
                                                      10,976
                                                   ---------
MEASURING DEVICES -- 0.3%
   Agilent Technologies*             104,147           2,036
   Applied Biosystems Group Applera   48,093           1,174
   Johnson Controls                   19,641           1,281
   Millipore                          10,610             562
   PerkinElmer                        22,748             597
   Thermo Electron*                   41,444             748
                                                   ---------
                                                       6,398
                                                   ---------
MEDICAL PRODUCTS & SERVICES -- 5.0%
   AmerisourceBergen*                 23,452           1,664
   Amgen*                            237,894          13,981
   Bausch & Lomb                      12,130             343
   Baxter International              135,282           7,447
   Becton Dickinson                   58,680           2,171
   Biogen*                            34,077           1,894
   Biomet                             61,195           1,790
   Boston Scientific*                 91,558           1,877
   Chiron*                            43,341           1,923
   CR Bard                            11,514             592
   Guidant*                           69,943           2,693
   HCA - Healthcare                  122,564           5,431
   Healthsouth*                       88,827           1,444
   Humana*                            38,858             469
   IMS Health                         67,243           1,685


--------------------------------------------------------------------------------
4                      SEI Index Funds / Semi-Annual Report / September 30, 2001

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Johnson & Johnson                 690,149       $  38,234
   Manor Care*                        23,592             663
   McKesson HBOC                      64,966           2,455
   Medtronic                         275,501          11,984
   St. Jude Medical*                  19,373           1,326
   Stryker                            44,788           2,369
   Tenet Healthcare*                  73,846           4,405
   Wellpoint Health Networks*         14,454           1,578
   Zimmer Holdings*                   44,356           1,231
                                                   ---------
                                                     109,649
                                                   ---------
METAL & METAL INDUSTRIES -- 0.7%
   Alcan                              72,780           2,183
   Alcoa                             196,780           6,102
   Allegheny Technologies             18,550             247
   Barrick Gold                       90,333           1,567
   Freeport-McMoran Copper &
     Gold, Cl B*                      32,799             361
   Homestake Mining                   60,096             559
   Inco*                              41,432             514
   Newmont Mining                     44,630           1,053
   Nucor                              17,682             702
   Phelps Dodge                       18,173             500
   Placer Dome                        74,664             955
   USX-U.S. Steel Group               20,255             283
   Worthington Industries             19,445             219
                                                   ---------
                                                      15,245
                                                   ---------
MISCELLANEOUS BUSINESS SERVICES -- 0.6%
   Cendant*                          220,770           2,826
   Concord EFS*                       54,850           2,685
   Convergys*                         38,928           1,080
   Deluxe                             16,120             557
   H&R Block                          41,664           1,607
   Paychex                            85,193           2,684
   Robert Half International*         39,988             800
                                                   ---------
                                                      12,239
                                                   ---------
MOTORCYCLES -- 0.1%
   Harley-Davidson                    68,991           2,794
                                                   ---------
OFFICE SUPPLIES & EQUIPMENT -- 0.2%
   Avery Dennison                     25,098           1,188
   Pitney Bowes                       56,259           2,149
   Xerox                             158,352           1,227
                                                   ---------
                                                       4,564
                                                   ---------
PAPER & PAPER PRODUCTS -- 0.5%
   Boise Cascade                      12,942             382
   Georgia-Pacific Group              51,573           1,485


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   International Paper               110,137       $   3,833
   Louisiana-Pacific                  23,941             155
   Mead                               22,802             631
   Temple-Inland                      11,285             536
   Westvaco                           23,155             595
   Weyerhaeuser                       49,051           2,389
   Willamette Industries              25,176           1,133
                                                   ---------
                                                      11,139
                                                   ---------
PETROLEUM & FUEL PRODUCTS -- 6.6%
   Amerada Hess                       20,217           1,284
   Anadarko Petroleum                 57,176           2,749
   Apache                             28,422           1,222
   Baker Hughes                       76,419           2,212
   Burlington Resources               48,169           1,648
   Chevron*                          146,230          12,393
   Conoco, Cl B*                     142,458           3,610
   Devon Energy                       29,472           1,014
   EOG Resources                      26,504             767
   Exxon Mobil                     1,572,589          61,960
   Halliburton                        97,837           2,206
   Kerr-McGee                         22,754           1,181
   Nabors Industries*                 33,491             702
   Noble Drilling*                    30,522             733
   Occidental Petroleum               84,530           2,058
   Phillips Petroleum                 86,520           4,667
   Rowan                              21,636             268
   Royal Dutch Petroleum, NY Shares  488,862          24,565
   Schlumberger                      130,750           5,975
   Sunoco                             19,304             687
   Texaco                            125,666           8,168
   Transocean Sedco Forex             72,456           1,913
   Unocal                             55,492           1,804
   USX-Marathon Group                 70,357           1,882
                                                   ---------
                                                     145,668
                                                   ---------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.1%
   Eastman Kodak                      66,136           2,151
                                                   ---------
PRINTING & PUBLISHING -- 1.2%
   American Greetings, Cl A           14,448             191
   Dow Jones                          19,707             895
   Gannett                            60,357           3,628
   Knight Ridder                      16,917             945
   McGraw-Hill                        44,534           2,592
   Meredith                           11,468             369
   New York Times, Cl A               36,311           1,417
   RR Donnelley & Sons                26,832             726
   Tribune                            68,036           2,136
   Viacom, Cl B*                     405,972          14,006
                                                   ---------
                                                      26,905
                                                   ---------




--------------------------------------------------------------------------------
SEI Index Funds / Semi-Annual Report / September 30, 2001                      5

STATEMENT OF NET ASSETS (Unaudited)

S&P 500 Index Fund (Concluded)


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
RAILROADS -- 0.4%
   Burlington Northern Santa Fe       89,273      $    2,388
   CSX                                48,628           1,532
   Norfolk Southern                   87,650           1,413
   Union Pacific                      56,494           2,649
                                                   ---------
                                                       7,982
                                                   ---------
RETAIL -- 6.7%
   Albertson's                        92,342           2,944
   Autozone*                          25,541           1,325
   Bed Bath & Beyond*                 65,750           1,674
   Best Buy*                          47,757           2,171
   Big Lots*                          25,668             213
   Circuit City Stores                47,275             567
   CVS                                89,681           2,977
   Darden Restaurants                 26,937             707
   Dillards, Cl A                     19,432             256
   Dollar General                     75,389             882
   Family Dollar Stores               39,185           1,078
   Federated Department Stores*       45,165           1,274
   Gap                               195,951           2,342
   Home Depot                        532,102          20,417
   JC Penney                          60,032           1,315
   K Mart*                           111,681             781
   Kohl's*                            75,985           3,647
   Kroger*                           184,854           4,555
   Limited                            97,220             924
   Lowe's                            175,394           5,551
   May Department Stores              68,178           1,978
   McDonald's                        294,928           8,004
   Nordstrom                          30,485             440
   Office Depot*                      67,842             923
   RadioShack                         42,280           1,025
   Safeway*                          115,230           4,577
   Sears Roebuck                      74,923           2,595
   Staples*                          104,180           1,391
   Starbucks*                         86,602           1,294
   Target                            205,043           6,510
   Tiffany                            33,301             721
   TJX                                63,864           2,101
   Toys "R" Us*                       45,137             778
   Tricon Global Restaurants*         33,692           1,321
   Wal-Mart Stores                 1,019,041          50,442
   Walgreens                         232,117           7,992
   Wendy's International              25,907             690
   Winn-Dixie Stores                  32,018             367
                                                   ---------
                                                     148,749
                                                   ---------

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
SEMI-CONDUCTORS/INSTRUMENTS -- 3.2%
   Advanced Micro Devices*            78,478       $     640
   Altera*                            88,180           1,444
   Analog Devices*                    82,005           2,682
   Applied Materials*                185,368           5,272
   Applied Micro Circuits*            68,724             480
   Broadcom, Cl A*                    59,306           1,204
   Conexant Systems*                  56,283             467
   Intel                           1,533,364          31,342
   JDS Uniphase*                     299,931           1,896
   Kla-Tencor*                        42,400           1,339
   Linear Technology                  72,441           2,376
   LSI Logic*                         82,397             968
   Maxim Integrated Products*         74,784           2,613
   Micron Technology*                135,890           2,559
   National Semiconductor*            39,527             872
   Novellus Systems*                  32,346             924
   PMC-Sierra*                        37,324             383
   QLogic*                            21,154             402
   Teradyne*                          39,709             774
   Texas Instruments                 395,858           9,888
   Vitesse Semiconductor*             41,784             324
   Xilinx*                            75,897           1,786
                                                   ---------
                                                      70,635
                                                   ---------
SOFTWARE -- 4.1%
   BMC Software*                      55,480             705
   Citrix Systems*                    42,100             834
   Computer Associates International 131,434           3,383
   Compuware*                         83,922             699
   Intuit*                            47,565           1,703
   Mercury Interactive*               18,660             355
   Microsoft*                      1,226,653          62,768
   Novell*                            82,112             300
   Oracle*                         1,279,937          16,102
   Parametric Technology*             60,278             313
   Peoplesoft*                        67,086           1,210
   Siebel Systems*                   103,263           1,343
                                                   ---------
                                                      89,715
                                                   ---------
TELEPHONES & TELECOMMUNICATIONS -- 7.6%
   ADC Telecommunications*           178,194             622
   Alltel                             71,367           4,136
   Andrew*                            18,779             341
   AT&T                              786,318          15,176
   AT&T Wireless Services*           576,891           8,619



--------------------------------------------------------------------------------
6                      SEI Index Funds / Semi-Annual Report / September 30, 2001

--------------------------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                     ($Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Avaya*                             64,685       $     640
   BellSouth                         427,371          17,757
   CenturyTel                         32,354           1,084
   Ciena*                             74,557             767
   Citizens Communications*           65,069             612
   Comverse Technology*               42,292             866
   Corning                           212,036           1,870
   Global Crossing*                  202,060             364
   Lucent Technologies               776,162           4,448
   Nextel Communications, Cl A*      174,458           1,507
   Nortel Networks                   726,197           4,074
   Qualcomm*                         172,641           8,207
   Qwest Communications
     International                   378,791           6,326
   SBC Communications                767,609          36,170
   Scientific-Atlanta                 37,102             651
   Sprint (FON Group)                202,007           4,850
   Sprint (PCS Group)*               213,700           5,618
   Tellabs*                           93,391             923
   Verizon Communications            616,466          33,357
   WorldCom*                         658,291           9,901
                                                   ---------
                                                     168,886
                                                   ---------
TESTING LABORATORIES -- 0.0%
   Quintiles Transnational*           26,509             387
                                                   ---------
TRAVEL SERVICES -- 0.0%
   Sabre Holdings*                    30,273             809
                                                   ---------
TRUCKING & LEASING -- 0.0%
   Ryder System                       13,513             270
                                                   ---------
WHOLESALE -- 0.2%
   Costco Wholesale*                 102,603           3,649
   WW Grainger                        21,610             839
                                                   ---------
                                                       4,488
                                                   ---------
Total Common Stock
   (Cost $1,590,460)                               2,151,825
                                                   ---------

RIGHTS -- 0.0%
   Wachovia*                          49,042              23
                                                   ---------
Total Rights
   (Cost $0)                                              23
                                                   ---------

U.S. TREASURY OBLIGATION -- 0.3%
   U.S. Treasury Bill (B)
     3.616%, 02/28/02                $ 6,100           6,041
                                                   ---------
Total U.S. Treasury Obligation
   (Cost $6,011)                                       6,041
                                                   ---------


--------------------------------------------------------------------------------
                                  Face Amount   Market Value
Description                      ($Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.3%
   JP Morgan Chase
     3.050%, dated 9/28/01, matures
     10/01/01, repurchase price
     $51,109,641 (collateralized
     by FNMA obligation, total
     market value: $52,121,414)      $51,097      $   51,097
                                                  ----------
Total Repurchase Agreement
   (Cost $51,097)                                     51,097
                                                  ----------
Total Investments -- 99.9%
   (Cost $1,647,568)                               2,208,986
                                                  ----------
Other Assets and Liabilities, Net-- 0.1%               3,207
                                                  ----------

NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 27,093,537 outstanding shares of
   beneficial interest                               936,634
Fund Shares of Class E
   (unlimited authorization -- no par value)
   based on 41,594,566 outstanding shares of
   beneficial interest                               848,738
Undistributed net investment income                    7,023
Accumulated net realized loss on investments        (142,320)
Net unrealized appreciation on futures                   700
Net unrealized appreciation on investments           561,418
                                                  ----------
Total Net Assets -- 100.0%                        $2,212,193
                                                  ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                         $32.15
                                                  ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class E                         $32.24
                                                  ==========


 *  Non-income producing security
(A) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees.
(B) Securities pledged as collateral on open futures contracts. The rates shown are effective yields at the time of purchase.
Cl -- Class
FNMA -- Federal National Mortgage Association
The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Index Funds / Semi-Annual Report / September 30, 2001                      7

STATEMENT OF NET ASSETS (Unaudited)

Bond Index Fund

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 19.3%
   U.S. Treasury Bonds
       11.750%, 02/15/10 to 11/15/14  $  600       $     842
       10.750%, 08/15/05                  75              94
        9.125%, 05/15/09                 650             743
        8.875%, 02/15/19                 340             474
        8.750%, 05/15/17                 445             607
        8.500%, 02/15/20                 200             272
        8.000%, 11/15/21                 180             236
        6.625%, 02/15/27                 100             115
        6.500%, 11/15/26                 425             483
        6.375%, 08/15/27                 525             588
        6.250%, 08/15/23                 625             686
        5.250%, 02/15/29                 185             178
   U.S. Treasury Notes
        7.250%, 08/15/04                 900             997
        7.000%, 07/15/06                 450             510
        6.500%, 10/15/06 to 02/15/10     495             557
        6.250%, 02/15/07                 200             221
        6.000%, 08/15/09                 400             440
        5.500%, 02/15/08                 600             642
        5.375%, 06/30/03                 750             783
        5.000%, 02/15/11                  75              77
        4.625%, 05/15/06                 500             518
                                                    --------
Total U.S. Treasury Obligations
   (Cost $9,341)                                      10,063
                                                    --------

U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 34.2%
   FHLMC
       10.500%, 12/01/17 to 06/01/19      13              14
        9.500%, 08/01/17 to 02/01/21      40              44
        9.000%, 11/01/04 to 07/01/09      14              15
        8.500%, 10/01/01 to 01/01/10      26              28
        8.000%, 01/01/11 to 08/01/30     244             257
        7.500%, 05/01/07 to 11/01/29     532             558
        7.000%, 09/01/03 to 10/01/29   1,355           1,412
        6.500%, 07/01/08 to 08/01/31   2,550           2,617
        6.000%, 11/01/13 to 04/01/29   1,106           1,119
        5.500%, 02/01/14                 154             156
   FNMA
        9.500%, 02/01/21                   3               3
        9.000%, 11/01/26                  19              20
        8.500%, 05/01/07 to 04/01/30      87              93
        8.000%, 08/01/07 to 02/01/30     470             495
        7.500%, 06/01/07 to 12/01/30   1,089           1,138
        7.000%, 02/01/08 to 12/01/29   1,733           1,801
        6.500%, 03/01/03 to 08/01/31   2,048           2,097
        6.000%, 05/01/04 to 12/01/28   1,296           1,313
        5.500%, 12/01/13 to 02/01/29     240             239


------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
   GNMA
       11.500%, 04/15/15               $  21        $     24
       10.000%, 09/15/18 to 02/20/21      11              12
        9.500%, 09/15/09 to 07/15/17      20              22
        9.000%, 11/15/19 to 09/15/25     198             218
        8.500%, 02/15/17 to 11/15/22     149             159
        8.000%, 10/15/07 to 03/15/30     382             405
        7.500%, 01/15/23 to 01/15/30     731             763
        7.000%, 05/15/23 to 04/15/31   1,192           1,237
        6.500%, 03/15/11 to 07/15/31   1,061           1,089
        6.000%, 09/15/28 to 02/15/29     387             388
                                                    --------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $17,072)                                     17,736
                                                    --------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 11.4%
   FHLB, Ser PX02
        6.000%, 08/15/02                 225             232
   FHLB, Ser S-03
        5.440%, 10/15/03                 150             157
   FHLMC
        7.000%, 07/15/05                 335             370
        6.750%, 09/15/29                 100             108
        6.450%, 04/29/09                 600             612
   FNMA
        7.125%, 01/15/30                 220             249
        6.500%, 08/15/04 to 10/01/31     850             892
        6.250%, 05/15/29                  25              25
        5.500%, 02/15/06                 300             316
        5.250%, 06/15/06 to 01/15/09     820             850
        5.000%, 02/14/03                 675             695
        4.750%, 11/14/03                 700             721
   FNMA (A)
        8.764%, 07/05/14                 415             205
   FNMA MTN
        6.240%, 01/14/08                 150             155
   TVA, Ser A
        6.375%, 06/15/05                 200             214
   TVA, Ser C
        6.000%, 03/15/13                 100             103
                                                    --------
Total U.S. Government Agency Obligations
   (Cost $5,616)                                       5,904
                                                    --------

CORPORATE BONDS -- 20.3%
AEROSPACE & DEFENSE -- 0.2%
   Raytheon
        7.200%, 08/15/27                 125             120
                                                    --------



--------------------------------------------------------------------------------
8                      SEI Index Funds / Semi-Annual Report / September 30, 2001

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
AUTOMOTIVE -- 0.3%
   DaimlerChrysler
        7.450%, 03/01/27               $  40        $     38
   Ford Motor
        6.625%, 02/15/28                 125             106
                                                    --------
                                                         144
                                                    --------
BANKS -- 1.3%
   Abbey National PLC
        7.950%, 10/26/29                  35              39
   Bank of America
        7.625%, 04/15/05                 100             110
   Bank One MTN, Ser A
        6.000%, 02/17/09                 150             149
   JP Morgan Chase
        5.750%, 10/15/08                 200             200
   NB Capital Trust IV
        8.250%, 04/15/27                 125             129
   Societe Generale
        7.400%, 06/01/06                 100             109
                                                    --------
                                                         736
                                                    --------
BEAUTY PRODUCTS -- 0.1%
   Procter & Gamble
        6.450%, 01/15/26                  65              62
                                                    --------
CHEMICALS -- 0.4%
   EI du Pont de Nemours
        8.250%, 09/15/06                 100             115
   Rhom & Haas
        7.400%, 07/15/09                 100             108
                                                    --------
                                                         223
                                                    --------
COMPUTERS & SERVICES -- 0.4%
   Sun Microsystems
        7.350%, 08/15/04                 200             211
                                                    --------
DIVERSIFIED MANUFACTURING -- 0.3%
   General Electric Global Insurance
        7.000%, 02/15/26                 100             100
   Tyco International Group
        7.000%, 06/15/28                  50              48
                                                    --------
                                                         148
                                                    --------
DRUGS -- 0.1%
   Eli Lilly
        7.125%, 06/01/25                  65              68
                                                    --------


--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
ELECTRIC GENERAL UTILITIES SERVICES -- 2.2%
   Carolina Power & Light
        7.500%, 03/01/23               $  85        $     86
   Dominion Virginia Power, Ser E
        7.375%, 07/01/02                 150             154
   MidAmerican Energy Holdings
        8.480%, 09/15/28                  70              76
   Mirant Americas Generation (B)
        8.300%, 05/01/11                  75              79
   New Century Energies, Ser 3
        7.125%, 06/01/06                 200             213
   Niagara Mohawk Power
        7.750%, 05/15/06                 225             245
   Progress Energy
        7.100%, 03/01/11                 100             107
   Texas Utilities Electric
        6.750%, 03/01/03                 150             155
                                                    --------
                                                       1,115
                                                    --------
ENTERTAINMENT -- 1.0%
   News America Holdings
        7.700%, 10/30/25                 150             140
   Time Warner
        6.950%, 01/15/28                  80              74
   Viacom
        7.750%, 06/01/05                 275             301
                                                    --------
                                                         515
                                                    --------
FINANCIAL SERVICES -- 6.0%
   AT&T Capital MTN, Ser F
        6.600%, 05/15/05                 200             209
   Auburn Hills Trust
       12.000%, 05/01/20                 100             141
   Capital One Bank
        6.700%, 05/15/08                 100              94
   CitiFinancial
        6.500%, 08/01/04                 150             159
   Citigroup
        8.625%, 02/01/07                 200             231
   Countrywide Home Loan MTN, Ser E
        7.200%, 10/30/06                 100             108
   FleetBoston Financial
        6.375%, 05/15/08                 150             154
   Ford Motor Credit
        6.125%, 01/09/06                 560             561
   General Electric Capital MTN, Ser A
        7.000%, 02/03/03                 425             446
   General Motors Acceptance
        8.500%, 01/01/03                 150             159



--------------------------------------------------------------------------------
SEI Index Funds / Semi-Annual Report / September 30, 2001                      9

STATEMENT OF NET ASSETS (Unaudited)

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   General Motors Acceptance
        5.850%, 01/14/09              $  150        $    143
   Household Finance MTN (C)
        6.125%, 07/15/02                 100             102
   KFW International Finance
        5.250%, 06/28/06                 100             102
   Morgan Stanley Dean Witter
        6.875%, 03/01/07                 200             211
   Salomon Smith Barney Holdings
        7.375%, 05/15/07                 250             273
                                                    --------
                                                       3,093
                                                    --------
FOOD, BEVERAGE & TOBACCO -- 1.2%
   Coca-Cola Enterprises
        8.500%, 02/01/22                 100             116
   Conagra Foods
        7.400%, 09/15/04                 260             280
   Delhaize America (B)
        9.000%, 04/15/31                  30              34
   Kellogg (B)
        7.450%, 04/01/31                  80              84
   Sara Lee
        6.250%, 09/15/11                 100             102
                                                    --------
                                                         616
                                                    --------
GAS/NATURAL GAS -- 0.3%
   Enron
        6.750%, 09/01/04                 100             105
   Williams
        7.875%, 09/01/21                  35              35
                                                    --------
                                                         140
                                                    --------
HOTEL & MOTEL -- 0.1%
   Park Place Entertainment
        7.375%, 06/01/02                  50              50
                                                    --------
INSURANCE -- 0.2%
   CNA Financial
        6.600%, 12/15/08                 100              94
                                                    --------
LEASING & RENTING -- 0.2%
   Hertz
        7.000%, 01/15/28                 100              91
                                                    --------
MACHINERY & MANUFACTURING
OPERATIONS -- 0.1%
   Caterpillar
        8.000%, 02/15/23                  50              57
                                                    --------
METAL & METAL INDUSTRIES -- 0.2%
   Alcoa
        6.750%, 01/15/28                  85              83
                                                    --------


--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
PAPER & PAPER PRODUCTS -- 0.4%
   Bowater
        9.000%, 08/01/09              $  150        $    163
   International Paper
        6.875%, 11/01/23                  50              45
                                                    --------
                                                         208
                                                    --------
PETROLEUM & FUEL PRODUCTS -- 0.8%
   Anadarko Petroleum
        7.200%, 03/15/29                  70              68
   Coastal
        9.625%, 05/15/12                 125             148
   Occidental Petroleum
        7.375%, 11/15/08                 200             216
                                                    --------
                                                         432
                                                    --------
RAILROADS -- 0.4%
   Burlington Northern Santa Fe
        6.125%, 03/15/09                 100             101
   Union Pacific
        6.625%, 02/01/29                 100              93
                                                    --------
                                                         194
                                                    --------
REAL ESTATE -- 0.3%
   EOP Operating LP
        6.800%, 01/15/09                 150             153
                                                    --------
RETAIL -- 1.3%
   Federated Department Stores
        8.125%, 10/15/02                 150             155
   May Department Stores
        9.875%, 12/01/02                 100             107
   Nordstrom
        5.625%, 01/15/09                 100              92
   Safeway
        6.500%, 11/15/08                 135             140
   Target
        6.400%, 02/15/03                 150             156
                                                    --------
                                                         650
                                                    --------
SOFTWARE -- 0.2%
   Oracle
        6.720%, 02/15/04                 100             104
                                                    --------
TELEPHONES & TELECOMMUNICATIONS -- 2.3%
   Alltel
        6.800%, 05/01/29                 100              86
   Cox Communications
        6.875%, 06/15/05                 135             141
   France Telecom (B) (D)
        7.200%, 03/01/06                 175             185



--------------------------------------------------------------------------------
10                     SEI Index Funds / Semi-Annual Report / September 30, 2001

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Qwest Capital Funding (B)
        7.900%, 08/15/10             $   170        $    179
   Southwestern Bell Telephone
        6.625%, 09/01/24                  60              56
   Sprint
        9.250%, 04/15/22                 150             164
   TCI Communications
        8.750%, 08/01/15                 100             117
   Verizon Global Funding (B)
        7.750%, 12/01/30                  65              70
   Vodafone Airtouch PLC (B)
        7.875%, 02/15/30                  85              92
   WorldCom
        8.250%, 05/15/31                 120             120
                                                    --------
                                                       1,210
                                                    --------
Total Corporate Bonds
   (Cost $10,233)                                     10,517
                                                    --------

YANKEE BONDS -- 7.8%
   Associates
        5.750%, 11/01/03                 375             390
   Axa
        8.600%, 12/15/30                  25              27
   DaimlerChrysler Holdings
        6.900%, 09/01/04                 100             106
   Deutsche Telekom
        8.000%, 06/15/10                 150             162
   Electronic Data Systems
        7.125%, 10/15/09                  75              79
   Goldman Sachs Group MTN, Ser E
        7.350%, 10/01/09                 100             106
   Government of Canada
        5.250%, 11/05/08                 265             271
   Hydro-Quebec, HQ
        9.500%, 11/15/30                  50              67
   Inter-American Development Bank
        5.750%, 02/26/08                  80              84
   International Bank
        8.250%, 09/01/16                 200             249
   Kingdom of Spain
        7.000%, 07/19/05                 160             175
   LB Baden-Wuerttemberg
        7.875%, 04/15/04                  60              66
   Norsk Hydro
        6.360%, 01/15/09                 160             162
   Province of Ontario
        8.000%, 10/17/01                 250             250
        6.000%, 02/21/06                 100             105
   Province of Quebec
        8.625%, 01/19/05                 250             282


--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Province of Saskatchewan
        9.125%, 02/15/21             $    50        $     65
   Republic of Italy
        7.250%, 02/07/05                 130             142
        6.875%, 09/27/23                 100             108
   Santander Financial
        7.750%, 05/15/05                 250             272
   Sanwa Finance Aruba
        8.350%, 07/15/09                 100             108
   Sumitomo Bank
        8.500%, 06/15/09                 100             110
   Trans-Canada Pipelines
        8.625%, 05/15/12                 150             174
   Tyco International Group
        6.125%, 01/15/09                 100             101
   Wal-Mart Stores
        6.875%, 08/10/09                 100             108
   Walt Disney, Ser B
        6.750%, 03/30/06                 100             106
   WorldCom
        6.400%, 08/15/05                 150             152
                                                    --------
Total Yankee Bonds
   (Cost $3,767)                                       4,027
                                                    --------

ASSET-BACKED OBLIGATIONS -- 5.1%
AUTOMOTIVE -- 1.3%
   DaimlerChrysler Auto Trust
   Ser 2000-B, Cl A4
        7.630%, 06/08/05                 350             376
   Ford Motor Credit, Ser G, Cl A4
        6.620%, 07/15/04                 250             261
                                                    --------
                                                         637
                                                    --------
CREDIT CARDS -- 1.0%
   Discover Card Master Trust I,
     Ser 1998-6, Cl A
        5.850%, 01/17/06                 400             416
   Discover Card Master Trust I,
     Ser 1999-6, Cl A
        6.850%, 07/17/07                 100             108
                                                    --------
                                                         524
                                                    --------
MORTGAGE-RELATED SECURITIES -- 2.8%
   Bear Stearns Commercial Mortgage
     Securities, Ser 1999-WF2, Cl A2
        7.080%, 06/15/09                 200             217
   DLJ Commercial Mortgage,
     Ser 1998-CF2, Cl A1B
        6.240%, 11/12/31                 200             209





--------------------------------------------------------------------------------
SEI Index Funds / Semi-Annual Report / September 30, 2001                     11

STATEMENT OF NET ASSETS (Unaudited)

Bond Index Fund (Concluded)

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   General Motors Acceptance,
     Ser 1998,C1 A2
        6.700%, 05/15/30              $  125          $  132
   Heller Financial Commercial
     Mortgage, Ser 1999-PH1,
     Cl A2
        6.847%, 05/15/31                 200             214
   JP Morgan Chase Commerical
     Mortgage Ser 2000-C10, Cl A2
        7.371%, 08/15/32                 200             220
   PECO Energy Transition Trust,
     Ser 1999-A, Cl A7
        6.130%, 03/01/09                 150             159
   Resolution Funding, Ser B
        8.875%, 04/15/30                 230             315
                                                    --------
                                                       1,466
                                                    --------
Total Asset-Backed Obligations
   (Cost $2,428)                                       2,627
                                                    --------

REPURCHASE AGREEMENT -- 2.2%
   JP Morgan Chase
     3.250%, dated 09/28/01,
     matures 10/01/01, repurchase
     price $1,164,105
     (collateralized by FNMA
     obligations, total market
     value: $1,188,567)                1,164           1,164
                                                    --------
Total Repurchase Agreement
   (Cost $1,164)                                       1,164
                                                    --------
Total Investments -- 100.3%
   (Cost $49,621)                                     52,038
                                                    --------
Other Assets and Liabilities, Net-- (0.3)%              (167)
                                                    --------

--------------------------------------------------------------------------------
                                                       Value
Description                                    ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 4,781,715 outstanding shares of
   beneficial interest                               $49,746
Undistributed net investment income                        1
Accumulated net realized loss on investments            (293)
Net unrealized appreciation on investments             2,417
                                                    --------
Total Net Assets-- 100.0%                            $51,871
                                                    ========
Net Asset Value, Offering and Redemption
   Price Per Share-- Class A                          $10.85
                                                    ========

(A) Zero Coupon Security. The rate reported on the Statement of Net Assets is the effective yield at September 30, 2001.

(B) Security sold within terms of a private placement memorandum, exempt from registration under Section 144a of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredidted investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.

(C) Variable rate security -- the rate reported on the Statement of Net Assets is the rate in effect as of September 30, 2001.

(D) Step Bond -- The rate reflected on the Statement of Net Assets is the effective yield at time of purchase on September 30, 2001. The coupon on a step bond changes on a specific date.

Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Association
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
LP -- Limited Partnership
MTN -- Medium Term Note
PLC -- Public Liability Company
Ser -- Series
TVA -- Tennessee Valley Authority
The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
12                     SEI Index Funds / Semi-Annual Report / September 30, 2001

Statements of Operations ($ Thousands)

For the six-month period ended September 30, 2001 (Unaudited)


-----------------------------------------------------------------------------------------------------------------
                                                                                   S&P 500                BOND
                                                                                     INDEX               INDEX
                                                                                      FUND                FUND
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                                                     $  16,749              $   --
   Interest                                                                          1,027               1,760
-----------------------------------------------------------------------------------------------------------------
   Total Investment Income                                                          17,776               1,760
-----------------------------------------------------------------------------------------------------------------
EXPENSES:
   Management Fees                                                                   2,852                  97
   Investment Advisory Fees                                                            389                  20
   Custodian/Wire Agent Fees                                                           133                   3
   Transfer Agent Fees                                                                  36                   1
   Professional Fees                                                                    54                   1
   Registration Fees                                                                    46                  --
   Printing Fees                                                                        33                  --
   Trustee Fees                                                                          8                  --
   Licensing Fees                                                                       22                  --
   Shareholder Servicing Fees                                                        2,738                  70
   Other Expenses                                                                       33                   1
-----------------------------------------------------------------------------------------------------------------
   Total Expenses                                                                    6,344                 193
-----------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Investment Advisory Fees                                                         (365)                (17)
     Shareholder Servicing Fees                                                     (1,982)                (70)
-----------------------------------------------------------------------------------------------------------------
   Net Expenses                                                                      3,997                 106
-----------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                               13,779               1,654
-----------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) from Securities Transactions                           (46,016)                411
   Net Realized Gain from Futures Contracts                                          1,058                  --
   Net Change in Unrealized Appreciation (Depreciation) on Investments            (206,813)                625
   Net Change in Unrealized Depreciation on Futures Contracts                       (1,193)                 --
-----------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                               $(239,185)             $2,690
-----------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
SEI Index Funds / Semi-Annual Report / September 30, 2001                     13

Statements of Changes in Net Assets ($ Thousands)

For the six-month period ended September 30, 2001 (Unaudited) and the year ended March 31, 2001


-------------------------------------------------------------------------------------------------------------------------------
                                                             S&P 500 INDEX FUND                      BOND INDEX FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                         4/1/01 to          4/1/00 to          4/1/01 to          4/1/00 to
                                                         9/30/01            3/31/01            9/30/01            3/31/01
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                $   13,779         $  29,176            $ 1,654            $ 4,106
   Net Realized Gain (Loss) from Investment Transactions
     and Futures Contracts                                 (44,958)          (69,973)               411                171
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments and Futures Contracts                 (208,006)         (665,335)               625              3,147
--------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in
     Net Assets from Operations                           (239,185)         (706,132)             2,690              7,424
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS:
   Net Investment Income:
     CLASS A:                                               (5,086)           (8,552)            (1,654)            (4,122)
     CLASS E:                                               (9,494)          (19,061)                --                 --
   Net Capital Gains
     CLASS A:                                                    --               --                 --                 --
     CLASS E:                                                    --               --                 --                 --
--------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                     (14,580)          (27,613)            (1,654)            (4,122)
--------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
   Proceeds from Shares Issued                             223,436           737,039             12,762             25,277
   Reinvestment of Cash Distributions                        4,627             7,994                698              1,090
   Cost of Shares Redeemed                                (219,787)         (522,371)           (22,480)           (40,315)
--------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                               8,276           222,662             (9,020)           (13,948)
--------------------------------------------------------------------------------------------------------------------------------
   CLASS E:
   Proceeds from Shares Issued                              92,812           422,447                 --                 --
   Reinvestment of Cash Distributions                        6,963            13,270                 --                 --
   Cost of Shares Redeemed                                (198,024)         (426,755)                --                 --
--------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class E Transactions                             (98,249)            8,962                 --                 --
--------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions                       (89,973)          231,624             (9,020)           (13,948)
--------------------------------------------------------------------------------------------------------------------------------
   Net Decrease in Net Assets                             (343,738)         (502,121)            (7,984)           (10,646)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                   2,555,931         3,058,052             59,855             70,501
--------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                        $2,212,193        $2,555,931           $ 51,871            $59,855
--------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
   Shares Issued                                             6,205            17,410              1,198              2,452
   Shares Issued in Lieu of Cash Distributions                 127               183                 66                106
   Shares Redeemed                                          (6,071)          (12,362)            (2,112)            (3,909)
--------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                                  261             5,231               (848)            (1,351)
--------------------------------------------------------------------------------------------------------------------------------
   CLASS E:
   Shares Issued                                             2,515             9,815                 --                 --
   Shares Issued in Lieu of Cash Distributions                 191               301                 --                 --
   Shares Redeemed                                          (5,400)           (9,992)                --                 --
--------------------------------------------------------------------------------------------------------------------------------
   Total Class E Transactions                               (2,694)              124                 --                 --
--------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) from Shares Transactions         (2,433)            5,355               (848)            (1,351)
--------------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
14                     SEI Index Funds / Semi-Annual Report / September 30, 2001

Financial Highlights


For the six-month period ended September 30, 2001 (Unaudited) and the years ended March 31, For a Share Outstanding Throughout Each Period

-------------------------------------------------------------------------------------------------------------------------

                                     Net Realized
                                              and               Distributions
               Net Asset               Unrealized Distributions          from                                    Ratio of
                  Value,        Net         Gains      from Net      Realized  Net Asset            Net Assets   Expenses
               Beginning Investment      (Losses)    Investment       Capital Value, End   Total End of Period to Average
               of Period     Income on Securities        Income         Gains  of Period  Return  ($Thousands) Net Assets
-------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX FUND
   CLASS A (+)
   2001*          $35.88      $0.18    $  (3.72)       $(0.19)         $  --     $32.15   (9.93)%** $  871,160      0.40%
   2001            46.42       0.37      (10.55)        (0.36)            --      35.88  (22.07)       962,678      0.40
   2000            40.13       0.39        6.60         (0.39)         (0.31)     46.42   17.52      1,002,691      0.40
   1999            34.71       0.40        5.76         (0.40)         (0.34)     40.13   18.05        687,706      0.40
   1998            24.06       0.41       10.86         (0.41)         (0.21)     34.71   47.43        451,077      0.40
   1997            20.87       0.48        3.47         (0.43)         (0.33)     24.06   19.22        108,770      0.40
   CLASS E (++)
   2001*          $35.97      $0.21     $ (3.72)       $(0.22)         $  --     $32.24   (9.84)%** $1,341,033      0.25%
   2001            46.54       0.44      (10.59)        (0.42)            --      35.97  (21.97)     1,593,253      0.25
   2000            40.23       0.45        6.62         (0.45)         (0.31)     46.54   17.79      2,055,361      0.25
   1999            34.77       0.57        5.68         (0.45)         (0.34)     40.23   18.29      1,606,449      0.25
   1998            24.10       0.45       10.88         (0.45)         (0.21)     34.77   47.62      1,300,924      0.25
   1997            20.88       0.46        3.54         (0.45)         (0.33)     24.10   19.46        835,889      0.25

BOND INDEX FUND
   2001*          $10.63      $0.32     $  0.22        $(0.32)         $  --     $10.85    5.15%**  $   51,871      0.38%
   2001            10.10       0.64        0.53         (0.64)            --      10.63   12.03         59,855      0.38
   2000            10.55       0.61       (0.45)        (0.61)            --      10.10    1.62         70,501      0.38
   1999            10.52       0.62        0.03         (0.62)            --      10.55    6.25         56,981      0.38
   1998            10.01       0.64        0.51         (0.64)            --      10.52   11.81         43,282      0.38
   1997            10.26       0.64       (0.21)        (0.68)            --      10.01    4.36         35,691      0.38


----------------------------------------------------------------
                                        Ratio of Net
                              Ratio of    Investment
              Ratio of Net    Expenses        Income
                Investment  to Average    to Average
                    Income  Net Assets    Net Assets  Portfolio
                to Average  (Excluding    (Excluding   Turnover
                Net Assets     Waivers)      Waivers)      Rate
----------------------------------------------------------------
S&P 500 INDEX FUND
   CLASS A (+)
   2001*              0.97%       0.43%       0.94%        3%
   2001               0.88        0.43        0.85        12
   2000               0.93        0.43        0.90         7
   1999               1.11        0.44        1.07         7
   1998               1.37        0.44        1.33         4
   1997               1.84        0.46        1.78         2
   CLASS E (++)
   2001*              1.12%       0.53%       0.84%        3%
   2001               1.03        0.53        0.75        12
   2000               1.07        0.52        0.80         7
   1999               1.26        0.54        0.97         7
   1998               1.55        0.54        1.26         4
   1997               2.03        0.54        1.74         2

BOND INDEX FUND
   2001*              5.94%       0.69%       5.63%       39%
   2001               6.24        0.70        5.92        29
   2000               6.02        0.71        5.69        47
   1999               5.79        0.72        5.45        40
   1998               6.22        0.78        5.82        44
   1997               6.26        0.71        5.93        46

 * For the six-month period ended September 30, 2001. All ratios for the period have been annualized.
** Return is for the period indicated and has not been annualized.
 + On July 31, 1997 the Board of Trustees approved the renaming of the Class E shares to Class A shares.
++ On July 31, 1997 the Board of Trustees approved the renaming of the Class A shares to Class E shares.
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
SEI Index Funds / Semi-Annual Report / September 30, 2001                     15

Notes to Financial Statements (Unaudited)

1. ORGANIZATION
SEI Index Funds (the "Trust") was organized as a Massachusetts Business Trust under a Declaration of Trust dated March 6, 1985. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company with two funds: the S&P 500 Index Fund and the Bond Index Fund (the "Funds"). The Trust's prospectus provides a description of each Fund's investment objectives, policies and strategies. The Trust is registered to offer Class A and Class E shares of the S&P 500 Index Fund and Class A shares of the Bond Index Fund. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.


2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Funds.

SECURITY VALUATION -- Investments in equity securities which are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Securities not listed on an exchange or for which market quotations cannot be obtained are valued at their fair value as determined by a Fair Valuation Committee under the direction of the Board of Trustees. Although the Committee members use their best judgement in estimating the fair value of these investments, there are inherent limitations in any estimation technique. Because of the inherent uncertainty of valuation, the Fund's values may differ from the values that the Fund could realize in a current transaction.

Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost.

FEDERAL INCOME TAXES -- It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code. Accordingly, no provisions for Federal income taxes are required in the accompanying financial statements.

SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding periods. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using a method which approximates the effective interest method.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for Repurchase Agreements are held by the custodian bank until the respective agreements mature. Provisions of the Repurchase Agreements and procedures adopted by SEI Investments Fund Management (the "Manager") and the adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

FUTURES CONTRACTS -- The S&P 500 Index Fund invests in S&P 500 futures contracts. The S&P 500 Index Fund's investment in S&P 500 Index futures contracts is intended to assist the Fund in more closely approximating the performance of the S&P 500 Index. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, the changes in the values of the contract may not directly correlate with changes in the values of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. Futures contracts involve risk of loss in excess of the amounts recognized in the Statement of Net Assets to the extent of the contract amounts.



--------------------------------------------------------------------------------
16                     SEI Index Funds / Semi-Annual Report / September 30, 2001

A summary of the open S&P 500 Index futures contracts held by the S&P 500 Index Fund at September 30, 2001, is as follows:

--------------------------------------------------------------------------------
                      Contract                    Unrealized
Number of                Value                  Appreciation
Contracts                (000)   Expiration            (000)
--------------------------------------------------------------------------------
   233                  $60,095     12/24/01            $700

CLASSES -- Class specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets.

NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated on each business day. In general, it is computed by dividing the assets of each fund, less its liabilities, by the number of outstanding shares of the Fund.

OTHER -- Distributions from net investment income for the Funds are paid to shareholders in the form of monthly dividends for the Bond Index Fund and quarterly dividends for the S&P 500 Index Fund. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America.

USES OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.


3. TRANSACTIONS WITH AFFILIATES
The Trust and the Manager are parties to management agreements for the S&P 500 Index Fund and Bond Index Fund dated July 25, 1986 and January 20, 1986, respectively, under which the Manager provides management, administrative, transfer agent, and shareholder services to the Funds for an annual fee equal to 0.22% of the average daily net assets of the S&P 500 Index Fund and 0.35% of average daily net assets of the Bond Index Fund. The Manager has agreed to waive its fee so that the total annual expenses of each Fund will not exceed voluntary expense limitations adopted by the Manager. In the event that the total annual expenses of a Fund, after reflecting a waiver of all fees by the Manager, exceed the specific limitation, the Manager has agreed to bear such excess. Any such waiver is voluntary and may be terminated at any time at the Manager's sole discretion.

Certain officers of the Trust are also officers of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers is paid by the Manager.

SEI Investments Distribution Company ("the Distributor"), a wholly-owned subsidiary of SEI Investments and a registered broker-dealer, acts as the distributor of the shares of the Trust under the Distribution Agreements. The Trust has adopted shareholder servicing plans (the "Plans") for its Class A and Class E shares pursuant to which shareholder servicing fees of up to 0.15% or 0.25%, respectively, and for the Bond Index Fund up to 0.25%, of the average daily net assets attributable to the particular class of shares are paid to the Distributor. Under the Plans, the Distributor may perform, or may compensate other service providers for performing, certain shareholder and administrative services. Under the Plans, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

Each of the Funds have entered into agreements with the Distributor to act as an agent in placing repurchase agreements for the Funds. For its services, the Distributor received $23,490 for the six-months ended September 30, 2001.




--------------------------------------------------------------------------------
SEI Index Funds / Semi-Annual Report / September 30, 2001                     17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

4. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENT
Under an investment advisory agreement dated November 18, 1998, SEI Investments Management Corporation ("SIMC") serves as the Investment Adviser of the S&P 500 Index Fund. For its services as Investment Adviser, SIMC receives a monthly fee at an annual rate of 0.03% of the average daily net assets of the S&P 500 Index Fund. World Asset Management serves as an investment sub-adviser of the S&P 500 Index Fund and is party to an investment sub-advisory agreement with the Trust and SIMC dated November 18, 1998. Mellon Bond Associates serves as the Investment Adviser of the Bond Index Fund under an advisory agreement dated October 2, 1996. For its services as Investment Adviser, Mellon Bond Associates receives a monthly fee at an annual rate of 0.07% of the average daily net assets of the Bond Index Fund.

Comerica Bank, an affiliate of World Asset Management, serves as custodian of the Funds under an agreement dated January 3, 1986.


5. INVESTMENT TRANSACTIONS
The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments, during the period ended September 30, 2001, were as follows:


--------------------------------------------------------------------------------
                          U.S.
                    Government
                    Securities    All Other            Total
                         (000)        (000)            (000)
--------------------------------------------------------------------------------
S&P 500 INDEX FUND
Purchases                 $  --     $ 64,162        $ 64,162
Sales                        --      157,450         157,450

BOND INDEX FUND
Purchases                17,971        3,133          21,104
Sales                    23,334        3,069          26,403

The aggregate gross unrealized appreciation and depreciation on securities and futures at September 30, 2001, for each Fund is as follows:


--------------------------------------------------------------------------------
                                                          Net
                        Appreciated  Depreciated   Unrealized
                         Securities   Securities Appreciation
                               (000)        (000)        (000)
--------------------------------------------------------------------------------
S&P 500 Index Fund          $865,895   $(303,777)    $562,118
Bond Index Fund                2,512         (95)       2,417

The Bond Index Fund invests primarily in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities. The ability of the issuers of the repurchase agreements and other bonds held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region. The market value of the Fund's investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. A summary of credit quality ratings for securities held by the Fund at September 30, 2001 is as follows:


--------------------------------------------------------------------------------
                                                      % of
                                                      Fund
          Moody's                                    Value
--------------------------------------------------------------------------------
   U.S. Government Securities ................       64.77%
   Repurchase Agreements .....................        2.24
   Other Bonds
     Aaa .....................................        6.87
     Aa ......................................        5.72
     A .......................................       12.30
     Baa .....................................        8.10
                                                 ---------
                                                    100.00%
                                                 =========


6. IMPLEMENTATION OF NEW ACCOUNTING STANDARDS
The Funds implemented the provisions of the American Institute of Certified Public Accountants Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), as required on March 31, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Funds upon adoption of the provisions of the Guide.




--------------------------------------------------------------------------------
18                     SEI Index Funds / Semi-Annual Report / September 30, 2001

Notes

SEI INDEX FUNDS SEMI-ANNUAL REPORT SEPTEMBER 30, 2001


Robert A. Nesher
CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco

OFFICERS

Edward D. Loughlin
PRESIDENT AND
CHIEF EXECUTIVE OFFICER

James R. Foggo
CONTROLLER AND
CHIEF FINANCIAL OFFICER

Lydia Gavalis
VICE PRESIDENT,
ASSISTANT SECRETARY

Todd Cipperman
VICE PRESIDENT,
ASSISTANT SECRETARY

Robert S. Ludwig
VICE PRESIDENT,
ASSISTANT SECRETARY

Timothy D. Barto
VICE PRESIDENT,
ASSISTANT SECRETARY

Sherry K. Vetterlein
VICE PRESIDENT,
ASSISTANT SECRETARY

William E. Zitelli
VICE PRESIDENT,
ASSISTANT SECRETARY

Christine McCullough
VICE PRESIDENT,
ASSISTANT SECRETARY

Richard W. Grant
SECRETARY


INVESTMENT ADVISER
SEI Investments Management Corporation

Mellon Bond Associates


SUB-ADVISER
World Asset Management


MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Investments Fund Management


DISTRIBUTOR
SEI Investments Distribution Co.


LEGAL COUNSEL
Morgan, Lewis & Bockius LLP


INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen

This semi-annual report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation
(FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
1 800 342 5734

SEI INVESTMENTS





SEI Investments Distribution Co.

Oaks, PA 19456

1 800-DIAL-SEI (1 800 342 5734)



SEI-F-040 (9/01)